Others (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Summary of Gearing Ratio

As of December 31, 2017 and 2018, the Group’s gearing ratios are as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Total debt	$275,255	$748,725	$24,460
Total capital	$561,990	$640,451	$20,923
Debt ratio	48.98%	116.91%	116.91%

Schedule of Financial Assets and Liabilities by Category
A.	Financial instruments by category

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Financial assets
Financial assets at amortized cost/ loans and receivables
Cash and cash equivalents	$951,713	$807,484	$26,380
Current financial assets at amortized cost	—	307,150	10,034
Accounts receivables, net	8,622	9,343	305
Other receivables	19,726	5,811	190
Refundable deposits	27,188	18,930	618
	$1,007,249	$1,148,718	$37,527
Financial liabilities
Financial liabilities at amortized cost
Short-term borrowings	$46,000	$46,000	$1,503
Other payables	93,541	206,268	6,739
Financial lease liabilities (including current portion)	52,000	48,000	1,568
Long-term borrowings (including current portion)	70,050	434,757	14,203
	$261,591	$735,025	$24,013

Summary of Information on Assets and Liabilities Denominated in Foreign Currencies whose Values Materially would be Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

		December 31, 2017
(Foreign currency: functional currency)		Foreign currency amount	Exchange Rate	Book value
		$000		NT$000
Financial assets Monetary items
USD : NTD	US	$575	29.76	$17,112
Non-monetary items
USD : NTD	US	$1,437	29.76	42,762
AUD : NTD	AUD	$1,084	23.71	25,135
Financial liabilities Monetary items
USD : NTD	US	$741	29.76	22,052
AUD : NTD	AUD	$1,466	23.71	34,752

		December 31, 2018
(Foreign currency: functional currency)		Foreign currency amount	Exchange Rate	Book value	Book value
		$000		NT$000	US$000
Financial assets Monetary items
USD : NTD	US	$29,333	30.715	$919,392	$30,036
Non-monetary items
USD : NTD	US	$1,529	30.715	46,963	1,534
AUD : NTD	AUD	$1,754	21.665	38,000	1,241
Financial liabilities Monetary items
USD : NTD	US	$17,886	30.715	549,368	17,947
AUD : NTD	AUD	$2,544	21.665	55,116	1,801

Summary of Analysis of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Year ended December 31, 2017
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on other comprehensive income
		NT$000	NT$000
Financial assets Monetary items
USD : NTD	1%	$171	$—
Non-monetary items
USD : NTD	1%	—	428
AUD:NTD	1%	—	251
Financial liabilities Monetary items
USD : NTD	1%	221	—
AUD:NTD	1%	348	—

	Year ended December 31, 2018
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on profit or loss	Effect on other comprehensive income	Effect on other comprehensive income
		NT$000	US$000	NT$000	US$000
Financial assets Monetary items
USD : NTD	1%	$9,194	$300	$—	$—
Non-monetary items
USD : NTD	1%	—	—	470	15
AUD : NTD	1%	—	—	380	12
Financial liabilities Monetary items
USD : NTD	1%	5,494	179	—	—
AUD : NTD	1%	551	18	—	—

Summary of Movements in Relation to Applying Simplified Approach to Provide Loss Allowance for Accounts Receivable and Contract Assets

Movements in relation to the group applying the simplified approach to provide loss allowance for accounts receivable and contract assets are as follows:

	2018
	Accounts receivable		Contact assets
	NT$000	US$000	NT$000	US$000
At January 1_IAS 39	$18,132	$592	$—	$—
Adjustments under new standards	—	—	—	—
At January 1_IFRS 9	18,132	592	—	—
Provision for impairment	—	—	—	—
At December 31	$18,132	$592	$—	$—

Non-Derivative Financial Liabilities Based on the Remaining Period at the Balance Sheet Date to the Contractual Maturity Date	The table below analyzes the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	December 31, 2017
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,062	$—	$—	$—	$—
Other payables	93,541	—	—	—	—
Finance lease liabilities (including current portion)	48,466	4,008	—	—	—
Long-term borrowings (including current portion)	5,137	6,493	6,430	27,901	33,019

	December 31, 2018
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,761	$—	$—	$—	$—
Other payables	206,268	—	—	—	—
Finance lease liabilities (including current portion)	24,583	24,198	—	—	—
Long-term borrowings (including current portion)	82,864	322,928	8,351	24,210	30,429

	December 31, 2018
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	US$000	US$000	US$000	US$000	US$000
Short-term borrowings	$1,528	$—	$—	$—	$—
Other payables	6,739	—	—	—	—
Finance lease liabilities (including current portion)	803	791	—	—	—
Long-term borrowings (including current portion)	2,707	10,550	273	791	994

Summary of Reconciliation of Allowance for Impairment and Provision

A.

The reconciliation of allowance for impairment and provision from December 31, 2017, as these are impaired under IAS 39, to January 1, 2018, as these are expected to be impaired under IFRS 9, are as follows:

	Accounts receivable
	NT$000	US$000
IAS 39	$18,132	$592
Impairment loss adjustment	—	—
IFRS 9	$18,132	$592

Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired
B.	The ageing analysis of accounts receivable is as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Not past due	$8,622	$9,343	$305
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	18,132	593
	$26,754	$27,475	$898

(d)	The ageing analysis of financial assets that were past due but not impaired is as follows:

December 31, 2017
NT$000
Up to 30 days	$—
31 to 90 days	—
91 to 180 days	—
Over 181 days	—
$—

Summary of Provision for Impairment of Accounts Receivable
(b)	Movements on the Group’s provision for impairment of accounts receivable for the year ended December 31, 2017 are as follows:

	2017
	Individually assessed for impairment	Collectively assessed for impairment	Total
	NT$000	NT$000	NT$000
At January 1	$9,067	$—	$9,067
Provision for impairment	9,065	—	9,065
At December 31	$18,132	$—	$18,132

Summary of Operating Revenue	Operating revenue
	Years ended December 31, 2018
	NT$000	US$000
Revenue from contracts with customers	$62,324	$2,036

B.	The revenue recognized by using previous accounting policies for the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
	NT$000	NT$000
Royalty revenue	$40,571	$49,635
Co-development revenue	1,103	—
	$41,674	$49,635

Summary of Effects and Description of Current Balance Sheets and Comprehensive Income Statements Items if Company Continued Adopting Previous Accounting Policies
A.

The effects and description of current balance sheets and comprehensive income statements items if the Company continued adopting previous accounting policies as of and for the year ended December 31, 2018 are as follows:

		As of and for the year ended December 31, 2018
Items	Description	Balance by using IFRS 15	Balance by using previous accounting policies	Effects from changes in accounting policies
		NT$000	NT$000	NT$000
Contract assets	Note	$2,283	$—	$2,283
Operating revenue	Note	$10,224	$—	$10,224
Accumulated deficit	Note	$7,941	$—	$7,941

		As of and for the year ended December 31, 2018
Items	Description	Balance by using IFRS 15	Balance by using previous accounting policies	Effects from changes in accounting policies
		US$000	US$000	US$000
Contract assets	Note	$75	$—	$75
Operating revenue	Note	$334	$—	$334
Accumulated deficit	Note	$259	$—	$259